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                           SHORT-TERM INVESTMENTS CO.
                                 PRIME PORTFOLIO
                             (CASH MANAGEMENT CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                (RESOURCE CLASS)


                                Supplement Dated July 1, 1998
              to the Statement of Additional Information Dated December 17, 1997


Insert the following paragraph before "Net Asset Value Determination" on page A-15.

"REDEMPTIONS IN KIND
        The Portfolio will not redeem shares representing an interest in the Portfolio in kind (i.e. by distributing its portfolio securities)."